STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.8%
Aptiv PLC	16,298	[a]	1,843,141
BorgWarner, Inc.	13,693		647,405
Ford Motor Co.	237,276		3,205,599
General Motors Co.	85,408		3,358,243
Tesla, Inc.	161,693	[a]	28,008,461
			37,062,849
Banks - 3.9%
Bank of America Corp.	420,455		14,917,743
Citigroup, Inc.	116,331		6,074,805
Citizens Financial Group, Inc.	30,119		1,304,755
Comerica, Inc.	8,136		596,450
Fifth Third Bancorp	42,075		1,526,902
First Republic Bank	10,862		1,530,239
Huntington Bancshares, Inc.	88,194		1,337,903
JPMorgan Chase & Co.	176,700		24,730,932
KeyCorp	57,809		1,109,355
M&T Bank Corp.	10,366		1,617,096
Regions Financial Corp.	56,942		1,340,415
Signature Bank	3,945		508,708
SVB Financial Group	3,492	[a]	1,056,120
The PNC Financial Services Group, Inc.	24,328		4,024,581
Truist Financial Corp.	80,018		3,952,089
U.S. Bancorp	81,573		4,062,335
Wells Fargo & Co.	229,549		10,758,962
Zions Bancorp NA	9,341		496,568
			80,945,958
Capital Goods - 5.8%
3M Co.	33,393		3,842,866
A.O. Smith Corp.	7,837		530,565
Allegion PLC	5,247		616,785
AMETEK, Inc.	13,920		2,017,286
Carrier Global Corp.	49,871		2,270,627
Caterpillar, Inc.	31,350		7,909,291
Cummins, Inc.	8,625		2,152,282
Deere & Co.	16,546		6,996,311
Dover Corp.	8,339		1,266,110
Eaton Corp.	23,997		3,892,553
Emerson Electric Co.	35,567		3,208,855
Fastenal Co.	34,500		1,743,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.8% (continued)
Fortive Corp.	21,158		1,439,379
Generac Holdings, Inc.	3,892	[a]	469,375
General Dynamics Corp.	13,533		3,154,001
General Electric Co.	66,222		5,329,547
Honeywell International, Inc.	40,501		8,443,648
Howmet Aerospace, Inc.	22,685		923,053
Huntington Ingalls Industries, Inc.	2,464		543,411
IDEX Corp.	4,620		1,107,322
Illinois Tool Works, Inc.	16,871		3,982,231
Ingersoll Rand, Inc.	24,820		1,389,920
Johnson Controls International PLC	41,323		2,874,841
L3Harris Technologies, Inc.	11,359		2,440,140
Lockheed Martin Corp.	14,026		6,497,685
Masco Corp.	13,149		699,527
Nordson Corp.	3,321		807,999
Northrop Grumman Corp.	8,716		3,905,117
Otis Worldwide Corp.	25,526		2,099,003
PACCAR, Inc.	20,741		2,267,199
Parker-Hannifin Corp.	7,676		2,502,376
Pentair PLC	9,727		538,681
Quanta Services, Inc.	8,427		1,282,505
Raytheon Technologies Corp.	88,558		8,842,516
Rockwell Automation, Inc.	6,968		1,965,185
Snap-on, Inc.	3,294		819,317
Stanley Black & Decker, Inc.	8,847		790,126
Textron, Inc.	12,503		910,844
The Boeing Company	33,749	[a]	7,188,537
Trane Technologies PLC	13,926		2,494,425
TransDigm Group, Inc.	3,147	[a]	2,258,759
United Rentals, Inc.	4,093		1,804,808
W.W. Grainger, Inc.	2,710		1,597,491
Westinghouse Air Brake Technologies Corp.	11,130		1,155,405
Xylem, Inc.	10,725		1,115,507
			120,087,386
Commercial & Professional Services - .8%
Cintas Corp.	5,284		2,344,722
Copart, Inc.	25,731	[a]	1,713,942
CoStar Group, Inc.	24,156	[a]	1,881,752
Equifax, Inc.	7,335		1,629,837
Jacobs Solutions, Inc.	7,655		945,775
Leidos Holdings, Inc.	7,929		783,702
Republic Services, Inc.	12,330		1,539,031
Robert Half International, Inc.	6,384		536,001

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Rollins, Inc.	13,655		497,042
Verisk Analytics, Inc.	9,471		1,721,733
Waste Management, Inc.	22,498		3,481,116
			17,074,653
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	19,116		1,886,558
Garmin Ltd.	9,382		927,692
Hasbro, Inc.	7,601		449,751
Lennar Corp., Cl. A	15,617		1,599,181
Mohawk Industries, Inc.	3,235	[a]	388,394
Newell Brands, Inc.	21,985	[b]	350,881
NIKE, Inc., Cl. B	75,885		9,662,437
NVR, Inc.	183	[a]	964,410
PulteGroup, Inc.	14,300		813,527
Ralph Lauren Corp.	2,665	[b]	330,060
Tapestry, Inc.	14,081		641,671
VF Corp.	20,824		644,295
Whirlpool Corp.	3,228		502,245
			19,161,102
Consumer Services - 2.1%
Booking Holdings, Inc.	2,337	[a]	5,688,492
Caesars Entertainment, Inc.	12,357	[a]	643,305
Carnival Corp.	59,268	[a]	641,280
Chipotle Mexican Grill, Inc.	1,660	[a]	2,732,991
Darden Restaurants, Inc.	7,576		1,121,021
Domino's Pizza, Inc.	2,191		773,423
Expedia Group, Inc.	8,838	[a]	1,010,183
Hilton Worldwide Holdings, Inc.	16,346		2,371,641
Las Vegas Sands Corp.	20,003	[a]	1,180,177
Marriott International, Inc., Cl. A	16,109		2,805,866
McDonald's Corp.	44,122		11,798,223
MGM Resorts International	18,482		765,340
Norwegian Cruise Line Holdings Ltd.	25,490	[a]	387,703
Royal Caribbean Cruises Ltd.	13,662	[a,b]	887,210
Starbucks Corp.	69,151		7,547,140
Wynn Resorts Ltd.	6,166	[a,b]	639,044
Yum! Brands, Inc.	16,998		2,218,409
			43,211,448
Diversified Financials - 5.4%
American Express Co.	35,852		6,271,590
Ameriprise Financial, Inc.	6,422		2,248,471
Berkshire Hathaway, Inc., Cl. B	108,538	[a]	33,811,758
BlackRock, Inc.	9,045		6,867,054
Capital One Financial Corp.	22,827		2,716,413

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 5.4% (continued)
Cboe Global Markets, Inc.	6,157		756,572
CME Group, Inc.	21,709		3,835,112
Discover Financial Services	16,465		1,921,959
FactSet Research Systems, Inc.	2,236		945,694
Franklin Resources, Inc.	17,715	[b]	552,708
Intercontinental Exchange, Inc.	33,681		3,622,392
Invesco Ltd.	26,311		487,017
MarketAxess Holdings, Inc.	2,301		837,219
Moody's Corp.	9,468		3,055,797
Morgan Stanley	79,415		7,729,462
MSCI, Inc.	4,784		2,542,983
Nasdaq, Inc.	20,343		1,224,445
Northern Trust Corp.	12,652		1,226,864
Raymond James Financial, Inc.	11,473		1,293,810
S&P Global, Inc.	20,060		7,521,296
State Street Corp.	22,262		2,033,188
Synchrony Financial	26,697		980,581
T. Rowe Price Group, Inc.	13,521		1,574,791
The Bank of New York Mellon Corp.	44,759		2,263,463
The Charles Schwab Corp.	91,887		7,113,892
The Goldman Sachs Group, Inc.	20,400		7,462,524
			110,897,055
Energy - 5.0%
APA Corp.	19,599		868,824
Baker Hughes Co.	59,318		1,882,753
Chevron Corp.	107,166		18,649,027
ConocoPhillips	75,065		9,148,172
Coterra Energy, Inc.	46,582		1,165,947
Devon Energy Corp.	39,113		2,473,506
Diamondback Energy, Inc.	10,618		1,551,502
EOG Resources, Inc.	35,540		4,700,165
EQT Corp.	22,841		746,215
Exxon Mobil Corp.	248,091		28,781,037
Halliburton Co.	55,596		2,291,667
Hess Corp.	16,614		2,494,758
Kinder Morgan, Inc.	117,977		2,158,979
Marathon Oil Corp.	38,465		1,056,634
Marathon Petroleum Corp.	28,233		3,628,505
Occidental Petroleum Corp.	44,284		2,869,160
ONEOK, Inc.	26,824		1,836,908
Phillips 66	28,388		2,846,465
Pioneer Natural Resources Co.	14,308		3,295,848
Schlumberger Ltd.	85,871		4,892,930
Targa Resources Corp.	13,949		1,046,454

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 5.0% (continued)
The Williams Companies, Inc.	72,769		2,346,073
Valero Energy Corp.	23,213		3,250,516
			103,982,045
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	26,663		13,628,526
Sysco Corp.	30,608		2,370,896
The Kroger Company	39,425		1,759,538
Walgreens Boots Alliance, Inc.	43,146		1,590,362
Walmart, Inc.	85,025		12,232,547
			31,581,869
Food, Beverage & Tobacco - 3.6%
Altria Group, Inc.	107,963		4,862,654
Archer-Daniels-Midland Co.	32,967		2,731,316
Brown-Forman Corp., Cl. B	10,913		726,588
Campbell Soup Co.	12,310		639,258
Conagra Brands, Inc.	29,071		1,081,150
Constellation Brands, Inc., Cl. A	9,861		2,283,019
General Mills, Inc.	35,576		2,787,735
Hormel Foods Corp.	16,887		765,150
Kellogg Co.	15,248		1,045,708
Keurig Dr. Pepper, Inc.	51,572		1,819,460
Lamb Weston Holdings, Inc.	8,994		898,411
McCormick & Co., Inc.	15,209		1,142,500
Molson Coors Beverage Co., Cl. B	11,057		581,377
Mondelez International, Inc., Cl. A	82,267		5,383,552
Monster Beverage Corp.	23,079	[a]	2,402,062
PepsiCo, Inc.	82,995		14,193,805
Philip Morris International, Inc.	93,386		9,734,557
The Coca-Cola Company	234,463		14,377,271
The Hershey Company	8,695		1,952,897
The J.M. Smucker Company	6,386		975,781
The Kraft Heinz Company	48,579		1,968,907
Tyson Foods, Inc., Cl. A	17,355		1,141,091
			73,494,249
Health Care Equipment & Services - 6.1%
Abbott Laboratories	105,035		11,611,619
Align Technology, Inc.	4,273	[a]	1,152,556
AmerisourceBergen Corp.	9,927		1,677,266
Baxter International, Inc.	30,035		1,372,299
Becton, Dickinson and Co.	17,245		4,349,534
Boston Scientific Corp.	86,284	[a]	3,990,635
Cardinal Health, Inc.	15,979		1,234,378
Centene Corp.	33,877	[a]	2,582,782
Cigna Corp.	18,349		5,810,578

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.1% (continued)
CVS Health Corp.	79,152		6,982,789
DaVita, Inc.	3,482	[a]	286,882
Dentsply Sirona, Inc.	12,793		471,166
DexCom, Inc.	23,101	[a]	2,473,886
Edwards Lifesciences Corp.	37,669	[a]	2,889,212
Elevance Health, Inc.	14,385		7,192,356
GE HealthCare Technologies, Inc.	21,933	[a,b]	1,524,782
HCA Healthcare, Inc.	12,757		3,253,928
Henry Schein, Inc.	8,420	[a]	725,383
Hologic, Inc.	15,356	[a]	1,249,518
Humana, Inc.	7,636		3,907,341
IDEXX Laboratories, Inc.	4,952	[a]	2,379,436
Intuitive Surgical, Inc.	21,428	[a]	5,264,645
Laboratory Corp. of America Holdings	5,455		1,375,315
McKesson Corp.	8,530		3,230,140
Medtronic PLC	79,961		6,691,936
Molina Healthcare, Inc.	3,554	[a]	1,108,244
Quest Diagnostics, Inc.	6,888		1,022,730
ResMed, Inc.	8,899		2,032,265
Steris PLC	6,114		1,262,602
Stryker Corp.	20,169		5,119,094
Teleflex, Inc.	2,950		718,089
The Cooper Companies	2,910		1,015,386
UnitedHealth Group, Inc.	56,286		28,097,408
Universal Health Services, Inc., Cl. B	3,906		578,908
Zimmer Biomet Holdings, Inc.	12,569		1,600,536
			126,235,624
Household & Personal Products - 1.6%
Church & Dwight Co.	14,639		1,183,710
Colgate-Palmolive Co.	50,411		3,757,132
Kimberly-Clark Corp.	20,236		2,630,882
The Clorox Company	7,329		1,060,433
The Estee Lauder Companies, Cl. A	13,932		3,860,279
The Procter & Gamble Company	142,754		20,325,315
			32,817,751
Insurance - 2.4%
Aflac, Inc.	33,774		2,482,389
American International Group, Inc.	44,580		2,818,348
Aon PLC, Cl. A	12,461		3,971,071
Arch Capital Group Ltd.	22,376	[a]	1,439,896
Arthur J. Gallagher & Co.	12,615		2,469,008
Assurant, Inc.	3,361		445,635
Brown & Brown, Inc.	14,333		839,340
Chubb Ltd.	24,903		5,665,183

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 2.4% (continued)
Cincinnati Financial Corp.	9,494		1,074,246
Everest Re Group Ltd.	2,286		799,391
Globe Life, Inc.	5,520		667,092
Lincoln National Corp.	9,207		326,204
Loews Corp.	11,943		734,256
Marsh & McLennan Cos., Inc.	29,697		5,194,302
MetLife, Inc.	39,545		2,887,576
Principal Financial Group, Inc.	13,908		1,287,185
Prudential Financial, Inc.	22,219		2,331,662
The Allstate Corp.	16,104		2,068,881
The Hartford Financial Services Group, Inc.	18,703		1,451,540
The Progressive Corp.	35,396		4,826,245
The Travelers Companies, Inc.	14,050		2,685,236
W.R. Berkley Corp.	12,634		886,149
Willis Towers Watson PLC	6,615		1,681,467
			49,032,302
Materials - 2.8%
Air Products & Chemicals, Inc.	13,361		4,282,334
Albemarle Corp.	6,951		1,956,359
Amcor PLC	90,888		1,096,109
Avery Dennison Corp.	4,804		910,070
Ball Corp.	19,243		1,120,712
Celanese Corp.	5,907	[a]	727,742
CF Industries Holdings, Inc.	11,853		1,003,949
Corteva, Inc.	43,435		2,799,386
Dow, Inc.	42,844		2,542,791
DuPont de Nemours, Inc.	30,452		2,251,925
Eastman Chemical Co.	7,081		624,332
Ecolab, Inc.	15,190		2,351,868
FMC Corp.	7,549		1,004,998
Freeport-McMoRan, Inc.	86,250		3,848,475
International Flavors & Fragrances, Inc.	15,236		1,713,441
International Paper Co.	21,580		902,476
Linde PLC	29,782		9,856,055
LyondellBasell Industries NV, Cl. A	15,060		1,456,151
Martin Marietta Materials, Inc.	3,678		1,322,756
Newmont Corp.	47,491		2,513,699
Nucor Corp.	15,620		2,640,092
Packaging Corp. of America	5,633		803,829
PPG Industries, Inc.	13,943		1,817,331
Sealed Air Corp.	8,627		472,415
Steel Dynamics, Inc.	9,685		1,168,398
The Mosaic Company	20,964		1,038,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.8% (continued)
The Sherwin-Williams Company	14,206		3,360,998
Vulcan Materials Co.	7,915		1,451,057
WestRock Co.	15,100		592,524
			57,630,829
Media & Entertainment - 6.6%
Activision Blizzard, Inc.	42,847	[a]	3,280,795
Alphabet, Inc., Cl. A	359,821	[a]	35,564,708
Alphabet, Inc., Cl. C	318,966	[a]	31,855,134
Charter Communications, Inc., Cl. A	6,551	[a]	2,517,615
Comcast Corp., Cl. A	259,878		10,226,199
DISH Network Corp., Cl. A	14,539	[a]	209,216
Electronic Arts, Inc.	15,600		2,007,408
Fox Corp., Cl. A	18,211	[a]	618,081
Fox Corp., Cl. B	8,768	[a]	277,946
Live Nation Entertainment, Inc.	8,248	[a]	663,882
Match Group, Inc.	17,087	[a]	924,748
Meta Platforms, Inc., Cl. A	135,463	[a]	20,179,923
Netflix, Inc.	26,809	[a]	9,486,633
News Corporation, Cl. A	23,620	[a]	478,541
News Corporation, Cl. B	6,576	[a]	134,413
Omnicom Group, Inc.	11,962		1,028,612
Paramount Global, Cl. B	31,732	[b]	734,913
Take-Two Interactive Software, Inc.	9,379	[a]	1,061,984
The Interpublic Group of Companies	24,258		884,447
The Walt Disney Company	109,823	[a]	11,914,697
Warner Bros Discovery, Inc.	131,799	[a]	1,953,261
			136,003,156
Pharmaceuticals Biotechnology & Life Sciences - 8.5%
AbbVie, Inc.	106,535		15,740,546
Agilent Technologies, Inc.	17,725		2,695,618
Amgen, Inc.	32,143		8,112,893
Biogen, Inc.	8,738	[a]	2,541,885
Bio-Rad Laboratories Inc., Cl. A	1,237	[a]	578,248
Bio-Techne Corp.	9,362		745,777
Bristol-Myers Squibb Co.	128,082		9,305,157
Catalent, Inc.	10,771	[a]	576,787
Charles River Laboratories International, Inc.	3,008	[a]	731,696
Danaher Corp.	39,468		10,434,550
Eli Lilly & Co.	47,509		16,350,222
Gilead Sciences, Inc.	75,443		6,332,685
Illumina, Inc.	9,537	[a]	2,042,825
Incyte Corp.	10,771	[a]	917,043
IQVIA Holdings, Inc.	11,114	[a]	2,549,663

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.5% (continued)
Johnson & Johnson	157,500		25,738,650
Merck & Co., Inc.	152,735		16,405,266
Mettler-Toledo International, Inc.	1,327	[a]	2,034,185
Moderna, Inc.	19,948	[a]	3,512,045
Organon & Co.	15,271		460,115
PerkinElmer, Inc.	7,436		1,022,673
Pfizer, Inc.	338,153		14,932,836
Regeneron Pharmaceuticals, Inc.	6,481	[a]	4,915,644
Thermo Fisher Scientific, Inc.	23,626		13,474,617
Vertex Pharmaceuticals, Inc.	15,347	[a]	4,958,616
Viatris, Inc.	73,956		899,305
Waters Corp.	3,553	[a]	1,167,445
West Pharmaceutical Services, Inc.	4,538		1,205,293
Zoetis, Inc.	28,194		4,665,825
			175,048,110
Real Estate - 2.8%
Alexandria Real Estate Equities, Inc.	9,148	[c]	1,470,450
American Tower Corp.	27,991	[c]	6,252,909
AvalonBay Communities, Inc.	8,323	[c]	1,476,833
Boston Properties, Inc.	8,779	[c]	654,387
Camden Property Trust	6,371	[c]	784,971
CBRE Group, Inc., Cl. A	19,247	[a]	1,645,811
Crown Castle, Inc.	26,132	[c]	3,870,411
Digital Realty Trust, Inc.	17,416	[c]	1,996,222
Equinix, Inc.	5,575	[c]	4,115,075
Equity Residential	20,435	[c]	1,300,688
Essex Property Trust, Inc.	3,799	[c]	858,840
Extra Space Storage, Inc.	8,256	[c]	1,303,044
Federal Realty Investment Trust	4,474	[c]	498,985
Healthpeak Properties, Inc.	33,160	[c]	911,237
Host Hotels & Resorts, Inc.	41,179	[c]	776,224
Invitation Homes, Inc.	35,547	[c]	1,155,277
Iron Mountain, Inc.	17,453	[c]	952,585
Kimco Realty Corp.	37,602	[c]	844,541
Mid-America Apartment Communities, Inc.	6,961	[c]	1,160,538
Prologis, Inc.	55,607	[c]	7,188,873
Public Storage	9,480	[c]	2,885,143
Realty Income Corp.	38,100	[c]	2,584,323
Regency Centers Corp.	9,343	[c]	622,524
SBA Communications Corp.	6,561	[c]	1,952,094
Simon Property Group, Inc.	19,556	[c]	2,512,164
UDR, Inc.	17,811	[c]	758,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.8% (continued)
Ventas, Inc.	24,183	[c]	1,252,921
VICI Properties, Inc.	58,074	[c]	1,984,969
Welltower, Inc.	28,153	[c]	2,112,601
Weyerhaeuser Co.	43,888	[c]	1,511,064
			57,394,274
Retailing - 5.7%
Advance Auto Parts, Inc.	3,528		537,244
Amazon.com, Inc.	534,667	[a]	55,140,208
AutoZone, Inc.	1,155	[a]	2,816,872
Bath & Body Works, Inc.	14,119		649,615
Best Buy Co., Inc.	11,777		1,044,855
CarMax, Inc.	9,586	[a,b]	675,334
Dollar General Corp.	13,561		3,167,850
Dollar Tree, Inc.	12,748	[a]	1,914,495
eBay, Inc.	32,697		1,618,501
Etsy, Inc.	7,400	[a]	1,018,092
Genuine Parts Co.	8,439		1,416,233
LKQ Corp.	15,206		896,546
Lowe's Cos.	37,392		7,786,884
O'Reilly Automotive, Inc.	3,761	[a]	2,980,028
Pool Corp.	2,295		884,975
Ross Stores, Inc.	21,060		2,489,081
Target Corp.	27,840		4,792,378
The Home Depot, Inc.	61,670		19,991,564
The TJX Companies, Inc.	69,671		5,703,268
Tractor Supply Co.	6,576		1,499,262
Ulta Beauty, Inc.	3,089	[a]	1,587,622
			118,610,907
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.	97,130	[a]	7,299,319
Analog Devices, Inc.	30,985		5,312,998
Applied Materials, Inc.	52,189		5,818,552
Broadcom, Inc.	24,398		14,273,074
Enphase Energy, Inc.	8,310	[a]	1,839,668
First Solar, Inc.	6,031	[a]	1,071,106
Intel Corp.	248,615		7,025,860
KLA Corp.	8,537		3,350,602
Lam Research Corp.	8,231		4,116,323
Microchip Technology, Inc.	32,903		2,553,931
Micron Technology, Inc.	65,581		3,954,534
Monolithic Power Systems, Inc.	2,721		1,160,670
NVIDIA Corp.	150,001		29,305,695
NXP Semiconductors NV	15,869		2,924,815
ON Semiconductor Corp.	26,107	[a]	1,917,559

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Qorvo, Inc.	6,267	[a]	680,972
Qualcomm, Inc.	67,530		8,995,671
Skyworks Solutions, Inc.	9,696		1,063,360
SolarEdge Technologies, Inc.	3,327	[a]	1,061,746
Teradyne, Inc.	9,367		952,624
Texas Instruments, Inc.	54,673		9,688,602
			114,367,681
Software & Services - 12.7%
Accenture PLC, Cl. A	37,957		10,591,901
Adobe, Inc.	28,006	[a]	10,371,742
Akamai Technologies, Inc.	9,186	[a]	817,095
Ansys, Inc.	5,148	[a]	1,371,221
Autodesk, Inc.	13,110	[a]	2,820,748
Automatic Data Processing, Inc.	24,917		5,626,508
Broadridge Financial Solutions, Inc.	7,310		1,099,132
Cadence Design Systems, Inc.	16,467	[a]	3,010,662
Ceridian HCM Holding, Inc.	9,515	[a]	687,744
Cognizant Technology Solutions Corp., Cl. A	31,425		2,097,619
DXC Technology Co.	13,163	[a]	378,173
EPAM Systems, Inc.	3,481	[a]	1,157,955
Fidelity National Information Services, Inc.	36,286		2,722,901
Fiserv, Inc.	38,255	[a]	4,081,043
FLEETCOR Technologies, Inc.	4,350	[a]	908,324
Fortinet, Inc.	38,558	[a]	2,018,126
Gartner, Inc.	4,725	[a]	1,597,711
Gen Digital, Inc.	34,892		802,865
Global Payments, Inc.	16,034		1,807,352
International Business Machines Corp.	54,466		7,338,204
Intuit, Inc.	16,970		7,172,710
Jack Henry & Associates, Inc.	4,376		788,074
Mastercard, Inc., Cl. A	51,138		18,951,743
Microsoft Corp.	449,067		111,283,293
Oracle Corp.	92,580		8,189,627
Paychex, Inc.	19,149		2,218,603
Paycom Software, Inc.	2,942	[a]	953,031
PayPal Holdings, Inc.	68,677	[a]	5,596,489
PTC, Inc.	6,285	[a]	847,721
Roper Technologies, Inc.	6,364		2,715,837
Salesforce, Inc.	60,241	[a]	10,118,681
ServiceNow, Inc.	12,237	[a]	5,569,426
Synopsys, Inc.	9,161	[a]	3,240,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 12.7% (continued)
Tyler Technologies, Inc.	2,558	[a]	825,646
Verisign, Inc.	5,542	[a]	1,208,433
Visa, Inc., Cl. A	98,495	[b]	22,674,534
			263,661,578
Technology Hardware & Equipment - 8.0%
Amphenol Corp., Cl. A	35,713		2,848,826
Apple, Inc.	900,825		129,980,039
Arista Networks, Inc.	14,927	[a]	1,881,101
CDW Corp.	8,110		1,589,803
Cisco Systems, Inc.	247,349		12,038,476
Corning, Inc.	45,659		1,580,258
F5, Inc.	3,561	[a]	525,817
Hewlett Packard Enterprise Co.	76,465		1,233,380
HP, Inc.	53,072		1,546,518
Juniper Networks, Inc.	19,855		641,317
Keysight Technologies, Inc.	10,607	[a]	1,902,365
Motorola Solutions, Inc.	10,011		2,572,927
NetApp, Inc.	12,929		856,288
Seagate Technology Holdings PLC	11,867		804,345
TE Connectivity Ltd.	19,010		2,417,121
Teledyne Technologies, Inc.	2,811	[a]	1,192,595
Trimble, Inc.	15,281	[a]	887,215
Western Digital Corp.	18,664	[a]	820,283
Zebra Technologies Corp., Cl. A	3,080	[a]	973,834
			166,292,508
Telecommunication Services - 1.2%
AT&T, Inc.	429,339		8,745,635
Lumen Technologies, Inc.	51,951		272,743
T-Mobile US, Inc.	36,196	[a]	5,404,425
Verizon Communications, Inc.	253,002		10,517,293
			24,940,096
Transportation - 1.7%
Alaska Air Group, Inc.	7,560	[a]	388,130
American Airlines Group, Inc.	39,141	[a]	631,736
C.H. Robinson Worldwide, Inc.	7,173		718,519
CSX Corp.	126,652		3,916,080
Delta Air Lines, Inc.	37,858	[a]	1,480,248
Expeditors International of Washington, Inc.	9,788		1,058,572
FedEx Corp.	14,354		2,782,666
J.B. Hunt Transport Services, Inc.	5,148		973,229
Norfolk Southern Corp.	13,955		3,430,279
Old Dominion Freight Line, Inc.	5,524		1,840,818
Southwest Airlines Co.	36,083		1,290,689

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.7% (continued)
Union Pacific Corp.		37,036		7,562,381
United Airlines Holdings, Inc.		19,340	[a]	946,886
United Parcel Service, Inc., Cl. B		43,965		8,143,637
				35,163,870
Utilities - 2.9%
Alliant Energy Corp.		15,127		817,312
Ameren Corp.		15,351		1,333,541
American Electric Power Co., Inc.		30,850		2,898,666
American Water Works Co., Inc.		10,981		1,718,417
Atmos Energy Corp.		8,300		975,582
CenterPoint Energy, Inc.		38,213		1,150,976
CMS Energy Corp.		17,612		1,112,902
Consolidated Edison, Inc.		21,664		2,064,796
Constellation Energy Corp.		19,718		1,683,128
Dominion Energy, Inc.		50,105		3,188,682
DTE Energy Co.		11,483		1,336,277
Duke Energy Corp.		46,017		4,714,442
Edison International		22,695		1,563,685
Entergy Corp.		12,071		1,307,048
Evergy, Inc.		13,872		869,081
Eversource Energy		20,594		1,695,504
Exelon Corp.		59,451		2,508,238
FirstEnergy Corp.		32,132		1,315,805
NextEra Energy, Inc.		119,709		8,933,883
NiSource, Inc.		25,242		700,466
NRG Energy, Inc.		13,867		474,529
PG&E Corp.		98,533	[a,b]	1,566,675
Pinnacle West Capital Corp.		6,964		519,166
PPL Corp.		45,289		1,340,554
Public Service Enterprise Group, Inc.		30,282		1,875,364
Sempra Energy		19,169		3,073,366
The AES Corp.		41,111		1,126,853
The Southern Company		65,848		4,456,593
WEC Energy Group, Inc.		19,122		1,797,277
Xcel Energy, Inc.		32,656		2,245,753
				60,364,561
Total Common Stocks (cost $545,620,352)				2,055,061,861
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,695,399)	4.41	12,695,399	[d]	12,695,399

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $730,376)	4.41	730,376	[d]	730,376
Total Investments (cost $559,046,127)		99.9%		2,068,487,636
Cash and Receivables (Net)		.1%		1,990,442
Net Assets		100.0%		2,070,478,078

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $29,636,553 and the value of the collateral was $30,079,833, consisting of cash collateral of $730,376 and U.S. Government & Agency securities valued at $29,349,457. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	75	3/17/2023	15,119,488	15,337,500	218,012
Gross Unrealized Appreciation				218,012

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,055,061,861	-	-	2,055,061,861
Investment Companies	13,425,775	-	-	13,425,775
Other Financial Instruments:
Futures††	218,012	-	-	218,012

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2023, accumulated net unrealized appreciation on investments was $1,509,441,509, consisting of $1,541,204,199 gross unrealized appreciation and $31,762,690 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.